Other income and expenses - net	12 Months Ended
Dec. 31, 2022
Other income and expenses - net
Other income and expenses - net

6.Other income and expenses — net

Other income and expenses, net, mainly comprises foreign exchange losses of €99 in 2022 (2021: gains of €125, 2020: gain of €129); income from government grants for research and development projects of €563 in 2022, €344 in 2021, and €348 in 2020 and from research collaborations where costs are shared equally between both parties of €898 (2021: €1,072, 2020: €0).